Leases - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Operating Leases
2025	$ 1,370
2026	1,442
2027	1,643
2028	1,692
2029	1,743
Thereafter	3,644
Total minimum lease payments	11,534
Less: interest	(4,594)
Present value of lease liabilities	$ 6,940
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Operating and Finance Lease, Liability, Current, Operating and Finance Lease, Liability, Noncurrent
Finance Leases
2025	$ 64
2026	0
2027	0
2028	0
2029	0
Thereafter	0
Total minimum lease payments	64
Less: interest	(1)
Present value of lease liabilities	$ 63
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Operating and Finance Lease, Liability, Current, Operating and Finance Lease, Liability, Noncurrent
Total
2025	$ 1,434
2026	1,442
2027	1,643
2028	1,692
2029	1,743
Thereafter	3,644
Total minimum lease payments	11,598
Less: interest	(4,595)
Present value of lease liabilities	$ 7,003